Nature of business and organization (Details Narrative)									1 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / shares shares	Apr. 29, 2022 $ / shares shares	Nov. 15, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2019 shares	Jan. 19, 2018 USD ($)	Jan. 19, 2018 CNY (¥)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2023	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Net loss | $										$ 2,230,988	$ 1,125,565
Net liabilities | $										$ 329,945
Common stock shares outstanding										17,679,618	17,547,118
Total consideration				$ 1,500,000	¥ 10,500,000
Deposits					¥ 3,160,000								$ 465,460
Cash | $										$ 277,836	$ 101,719
Number of shares sold	20,000	100,000	130,000
Share price | $ / shares	$ 4.00	$ 4.00	$ 2.00
B F Beijing [Member]
Percentage owned										51.00%
Interest rate									100.00%
Mr Yu Chang [Member]
Consideration paid | ¥									¥ 5,000,000
Mr Yong Sheng [Member]
Percentage owned										49.00%
Related Party [Member]
Due from related party													$ 1,082,000	¥ 7,340,000
Zhong Yuan Investment [Member]
Percentage owned						100.00%
Number of shares exchanged						161,500,000
Common stock shares outstanding						170,000,000
Percentage of shares outstanding						95.00%
China Bio [Member]
Percentage owned						100.00%
B F Beijing [Member]
Consideration paid							$ 1,351,500	¥ 8,500,000
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Interest rate												7.00%
Payment made in cash | ¥									1,000,000
Cash | ¥									¥ 4,000,000
Interest rate									7.00%